Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.05%
Education Revenue Bonds — 22.20%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,307,317
Series A 4.375% 7/1/52	1,250,000	1,042,200
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	1,970,000	1,897,721
Series A 5.00% 3/1/39	385,000	359,055
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/45	1,705,000	1,627,951
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	501,170
Series A 5.50% 7/1/50	2,000,000	2,001,960
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	3,355,000	2,829,473
Duluth Independent School District No. 709 Revenue
Series B 5.00% 2/1/28	350,000	366,314
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	400,148
Series A 5.375% 8/1/50	2,290,000	2,259,727
Series A 5.50% 8/1/36	580,000	580,574
Series A 5.75% 8/1/44	1,895,000	1,896,080
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	728,609
Series A 5.00% 7/1/47	2,290,000	1,998,002
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,419,455
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	701,115
Series A 5.50% 6/1/57	500,000	454,965
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	301,371
Series A 144A 5.375% 7/1/42 #	880,000	850,828
Series A 144A 5.50% 7/1/52 #	1,440,000	1,365,134
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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/57 #	1,120,000	$ 1,052,016
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project) 5.50% 8/1/49	3,250,000	3,250,292
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,432,005
(Carleton College)
4.00% 3/1/35	1,000,000	1,005,550
4.00% 3/1/36	415,000	416,701
4.00% 3/1/47	3,500,000	3,364,270
5.00% 3/1/44	1,275,000	1,301,125
5.00% 3/1/53	2,900,000	3,059,007
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	871,350
(College of St. Scholastica)
4.00% 12/1/29	280,000	271,687
4.00% 12/1/30	290,000	279,728
4.00% 12/1/33	500,000	472,420
4.00% 12/1/34	500,000	469,675
4.00% 12/1/40	1,200,000	1,047,252
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,883,565
(Macalester College) 4.00% 3/1/42	500,000	492,675
(St. Catherine University)
5.00% 10/1/52	2,000,000	1,916,340
Series A 4.00% 10/1/36	925,000	870,416
Series A 5.00% 10/1/32	715,000	732,396
Series A 5.00% 10/1/45	3,905,000	3,858,921
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	507,570
Series 8-I 5.00% 10/1/33	250,000	253,855
(St. Olaf College)
3.00% 10/1/38	1,000,000	839,540
3.00% 10/1/41	1,000,000	805,420
4.00% 10/1/46	565,000	535,987
4.00% 10/1/50	700,000	655,256
Series 8-G 5.00% 12/1/31	670,000	680,633
Series 8-G 5.00% 12/1/32	670,000	680,532
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-N 4.00% 10/1/35	500,000	$ 501,040
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	960,329
Series B 5.00% 10/1/38	1,000,000	1,003,420
Series B 5.00% 10/1/39	940,000	940,874
Series B 5.00% 10/1/40	625,000	623,919
Series B 5.00% 10/1/47	1,060,000	1,032,122
(University of St. Thomas)
4.00% 10/1/44	1,800,000	1,727,640
5.00% 10/1/34	800,000	847,584
5.00% 10/1/40	1,595,000	1,659,900
Series A 4.00% 10/1/34	400,000	400,684
Series A 4.00% 10/1/36	500,000	500,080
Series A 4.125% 10/1/53	1,000,000	946,360
Series A 5.00% 10/1/49	2,475,000	2,586,994
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,847,676
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	546,618
4.00% 11/1/42 (AMT)	1,300,000	1,201,369
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	3,000,000	3,092,460
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	502,164
Series A 5.00% 9/1/44	1,565,000	1,389,532
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	715,076
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,770,000	2,412,476
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	735,581
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	913,210
Series A 5.75% 9/1/46	1,000,000	1,007,210
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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	$ 1,468,670
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,400,745
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	364,808
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,164,977
Series A 5.00% 9/1/34	1,125,000	1,173,465
Series A 5.00% 9/1/41	750,000	772,538
Series A 5.00% 9/1/42	2,100,000	2,160,438
Series A 5.00% 11/1/42	2,000,000	2,145,760
Series A 5.00% 1/1/43	1,250,000	1,376,737
Series A 5.00% 1/1/44	1,000,000	1,097,930
Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,077,240
		107,192,979
Electric Revenue Bonds — 6.80%
Chaska, Minnesota Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,170,183
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	396,276
5.00% 10/1/30	500,000	501,940
5.00% 10/1/33	1,205,000	1,209,085
5.00% 10/1/47	2,000,000	2,009,340
Series A 5.00% 10/1/30	1,060,000	1,064,113
Series A 5.00% 10/1/34	750,000	752,445
Series A 5.00% 10/1/35	1,525,000	1,529,620
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	585,000	597,724
5.00% 1/1/41	400,000	406,856
Series A 5.00% 1/1/26	425,000	425,323
Series A 5.00% 1/1/31	520,000	520,395
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	$ 113,950
Series AAA 5.25% 7/1/25 ‡	250,000	66,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	496,875
Series WW 5.25% 7/1/33 ‡	1,250,000	331,250
Series XX 4.75% 7/1/26 ‡	260,000	68,900
Series XX 5.75% 7/1/36 ‡	925,000	245,125
Series ZZ 4.75% 7/1/27 ‡	210,000	55,650
Series ZZ 5.25% 7/1/24 ‡	350,000	92,750
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,682,875
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	3,815,000	3,978,816
Series A 5.00% 1/1/46	3,310,000	3,335,421
(Capital Appreciation) Series A 0.00% 1/1/25 (NATL) ^	5,000,000	4,873,150
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,235,000	1,248,721
Series A 4.00% 10/1/31	885,000	890,726
Series A 4.00% 10/1/33	365,000	365,952
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,088,300
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,328,561
		32,846,572
Healthcare Revenue Bonds — 33.28%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	312,387
5.125% 11/1/49	1,100,000	952,138
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	412,440
4.00% 9/1/61	500,000	387,495
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	445,590
5.00% 9/1/58	1,605,000	1,534,027
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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	$ 973,815
2nd Tier Series B 7.25% 1/1/52	2,580,000	1,447,509
4th Tier Series D 5.25% 1/1/37	480,000	350,405
4th Tier Series D 7.00% 1/1/37	1,585,000	1,004,668
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,157,934
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,071,862
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	404,239
5.00% 6/1/48	1,000,000	810,660
5.00% 6/1/53	2,450,000	1,930,698
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	485,860
4.00% 11/1/41	2,000,000	1,819,160
4.50% 11/1/34	1,700,000	1,700,969
5.00% 11/1/24	600,000	602,748
5.00% 11/1/26	500,000	501,985
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	434,405
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	78,264
5.00% 5/1/44	1,500,000	1,096,830
5.00% 5/1/51	1,585,000	1,095,140
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,000
Series A 144A 5.00% 8/1/46 #	1,500,000	1,411,815
Series A 144A 5.00% 8/1/51 #	880,000	811,281
6    NQ- VO [0524] 0724 (3695172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$ 658,810
Series A 5.00% 4/1/40	705,000	621,042
Series A 5.00% 4/1/48	315,000	256,804
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	1,125,000	1,045,867
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	3,300,000	3,127,839
Series A 5.00% 2/15/53	6,100,000	6,138,064
Series A 5.00% 2/15/58	11,100,000	11,169,597
Series A 5.25% 2/15/58	7,250,000	7,339,102
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	650,000	530,270
Series A 4.00% 6/15/38	150,000	150,543
Series A 4.00% 6/15/39	150,000	149,429
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	652,720
4.00% 4/1/31	60,000	57,318
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	585,506
5.75% 2/1/44	500,000	409,820
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	244,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,833,500
5.00% 5/1/27	1,400,000	1,425,172
5.00% 5/1/29	1,000,000	1,017,360
5.00% 5/1/30	850,000	865,011
5.00% 5/1/31	500,000	508,595
5.00% 5/1/32	825,000	836,896
(North Memorial Health Care)
4.00% 9/1/35	350,000	323,285
5.00% 9/1/31	1,000,000	1,007,570
5.00% 9/1/32	1,000,000	1,006,330
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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	$ 3,094,490
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	1,978,700
4.00% 11/15/40	2,500,000	2,412,175
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,720,371
Series A 5.00% 11/15/32	500,000	503,840
Series A 5.00% 11/15/35	1,500,000	1,546,470
Series A 5.00% 11/15/44	1,000,000	1,002,710
Series A 5.00% 11/15/49	6,115,000	6,161,902
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	462,980
5.25% 11/1/45	1,950,000	1,748,916
5.375% 11/1/50	655,000	589,087
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,588,719
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group) 4.00% 1/1/49	4,900,000	4,577,384
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,230,000	3,228,062
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	9,534,008
5.00% 11/15/57	7,250,000	7,743,580
Series B 5.00% 11/15/33	1,750,000	1,990,170
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,199,904
8    NQ- VO [0524] 0724 (3695172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,375,000	$ 1,181,098
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	865,078
5.00% 9/1/24	575,000	575,805
5.00% 9/1/26	575,000	575,397
5.00% 9/1/27	405,000	405,158
5.00% 9/1/28	425,000	425,008
5.00% 9/1/29	425,000	425,051
5.00% 9/1/34	730,000	730,131
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	6,315,000	5,795,907
Series A 4.00% 5/1/37	1,765,000	1,683,175
Series A 5.00% 5/1/46	5,275,000	5,311,608
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,136,131
Series A 5.00% 11/15/47	4,490,000	4,514,515
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,214,586
Series A 5.00% 7/1/33	3,500,000	3,519,320
(Marian Center Project) Series A 5.375% 5/1/43	500,000	439,240
St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	420,000	409,303
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	311,961
Series A 5.00% 12/1/36	750,000	773,468
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,332,680
NQ- VO [0524] 0724 (3695172)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 4.00% 8/1/44	800,000	$ 701,848
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	227,223
4.75% 11/1/52	750,000	648,390
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,919,444
		160,679,767
Housing Revenue Bonds — 1.93%
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	500,945
Series D 5.50% 7/1/53	1,955,000	2,032,438
Series F 4.50% 1/1/43	1,405,000	1,411,098
Series I 2.00% 7/1/40	630,000	435,002
Series I 2.20% 1/1/51	1,195,000	717,968
Series O 4.45% 7/1/38	1,700,000	1,706,562
Series O 4.65% 7/1/41	650,000	660,920
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,890,000	1,850,669
		9,315,602
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.93%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	797,810
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,293,097
Sub-Series A 4.00% 12/1/52 •	3,625,000	3,631,308
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,409,469
		14,131,684
10    NQ- VO [0524] 0724 (3695172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.27%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,250,000	$ 1,004,825
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	669,895
Series C 5.00% 8/1/34	1,565,000	1,567,206
Series C 5.00% 8/1/35	1,645,000	1,646,974
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to Purchase Project) 5.125% 2/1/43	1,250,000	1,256,325
		6,145,225
Local General Obligation Bonds — 18.53%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	595,103
Series A 3.00% 2/1/45	2,600,000	2,023,970
Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,026,717
Series A 4.00% 2/1/38	820,000	844,231
Series A 4.00% 2/1/40	600,000	607,212
Series A 5.00% 2/1/34	500,000	566,450
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,504,080
Series A 4.00% 2/1/42	3,500,000	3,407,320
Brooklyn Center, Minnesota
Series A 4.00% 2/1/35	1,290,000	1,362,227
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	912,264
Series A 4.00% 2/1/42	2,260,000	2,256,022
Series A 4.00% 2/1/43	1,925,000	1,919,206
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,255,412
Series A 5.00% 2/1/37	1,000,000	1,103,920
Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,874,020
NQ- VO [0524] 0724 (3695172)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	$ 893,160
Series A 3.00% 2/1/41	1,000,000	811,490
Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,016,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,293,947
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	971,300
Series A 5.00% 2/1/48	1,850,000	1,950,769
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,224,307
Hennepin County, Minnesota
Series A 5.00% 12/1/36	700,000	720,125
Series A 5.00% 12/1/36	2,855,000	3,144,440
Series A 5.00% 12/1/37	2,850,000	3,003,358
Series A 5.00% 12/1/38	3,310,000	3,479,075
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	838,984
Series A 4.00% 2/1/35	1,060,000	1,106,131
Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,000,000	1,021,450
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,376,718
Series C 4.00% 3/1/43	1,250,000	1,216,950
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	600,000	602,124
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	3,075,000	2,689,057
3.00% 12/1/38	2,975,000	2,530,505
3.00% 12/1/40	1,875,000	1,535,494
3.00% 12/1/42	3,400,000	2,747,642
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,866,261
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View, Minnesota Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 2,970,270
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,004,960
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,200,563
4.00% 2/1/43	1,130,000	1,126,599
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	3,500,000	3,323,775
Rosemount, Minnesota
Series A 4.00% 2/1/53	7,255,000	6,923,301
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,590,000	2,540,894
St. Paul, Minnesota Independent School District No. 625
Series A 5.00% 2/1/43	2,100,000	2,293,032
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	999,420
Series A 4.00% 2/1/44	1,245,000	1,231,305
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,000,000	1,665,720
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,400,000	2,351,328
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,557,884
		89,486,632
Pre-Refunded Bond — 0.14%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	670,000	681,913
		681,913
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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bond — 0.19%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/29-25 §	910,000	$ 926,180
		926,180
Special Tax Revenue Bonds — 3.13%
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.689% 11/1/43 •	1,587,041	985,949
Minneapolis, Minnesota Charter School Lease Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	251,737
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	880,825
Series A-1 4.75% 7/1/53	5,100,000	5,067,972
Series A-1 6.378% 7/1/51 ^	24,325,000	5,785,215
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	658,354
Series G 5.00% 11/1/31	1,500,000	1,506,270
		15,136,322
State General Obligation Bonds — 2.46%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,250,000	1,212,750
Series A-1 4.00% 7/1/46	2,000,000	1,808,860
Minnesota State
Series A 4.00% 9/1/38	625,000	635,619
Series A 5.00% 8/1/30	1,250,000	1,339,400
Series A 5.00% 8/1/37	2,925,000	3,099,564
Series A 5.00% 8/1/39	1,000,000	1,064,570
Series A 5.00% 8/1/41	1,000,000	1,099,290
(Various Purposes)
Series A 5.00% 8/1/35	500,000	538,845
Series A 5.00% 8/1/38	1,000,000	1,059,270
		11,858,168
Transportation Revenue Bonds — 5.35%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series C 5.00% 1/1/37	675,000	698,861
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	755,000	$ 792,773
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,036,490
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,722,364
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,106,460
(Senior)
Series C 5.00% 1/1/33	850,000	881,866
Series C 5.00% 1/1/36	600,000	622,086
Series C 5.00% 1/1/41	600,000	615,438
Series C 5.00% 1/1/46	1,595,000	1,627,554
(Subordinate)
Series A 5.00% 1/1/44	200,000	208,618
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,290,362
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,221,670
		25,824,542
Water & Sewer Revenue Bonds — 0.84%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	2,000,000	2,025,040
Series C 4.00% 3/1/32	2,000,000	2,006,780
		4,031,820
Total Municipal Bonds (cost $496,149,788)		478,257,406

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Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.13%
Variable Rate Demand Note — 0.13%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.90% 11/15/48 (LOC - Wells Fargo Bank N.A.)	600,000	$ 600,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities—99.18% (cost $496,749,788)		478,857,406

Receivables and Other Assets Net of Liabilities—0.82%		3,977,025
Net Assets Applicable to 43,725,471 Shares Outstanding—100.00%		$482,834,431
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $16,015,305, which represents 3.32% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
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(Unaudited)
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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